Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations (Parentheticals)			0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jun. 07, 2013 London Interbank Offered Rate (LIBOR) [Member] First Lien Term Loan [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] First Lien Term Loan [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Tranche B Term Loan [Member]	Mar. 31, 2014 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Eurodollar [Member] Tranche C Term Loan [Member]	Dec. 31, 2012 Eurodollar [Member] Tranche C Term Loan [Member]	Dec. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Dec. 31, 2013 Tranche B Term Loan [Member]	Dec. 31, 2012 Tranche B Term Loan [Member]	Dec. 31, 2013 Tranche C Term Loan [Member]	Dec. 31, 2012 Tranche C Term Loan [Member]	Dec. 31, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2012 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Apr. 12, 2007 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2013 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Dec. 31, 2012 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]
Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate	4.00%	4.00%									4.00%	4.00%					9.50%	9.50%	9.50%
Secured debt, variable interest rate, basis spread			3.00%	3.00%	2.00%	2.00%	3.00%	3.00%	2.25%	2.25%
Secured debt, weighted average interest rate											4.00%		0.00%	2.29%	0.00%	2.64%				2.40%	1.90%